Provisions	12 Months Ended
Dec. 31, 2019
Provisions
Provisions

28    Provisions

Accounting policy

Provisions for legal claims and judicial deposits

Provisions for legal claims are recognized when: (i) the Company has a present legal or constructive obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) the amount can be reliably estimated. The provisions are periodically estimated, and the likelihood of losses is supported by the Company's legal counsel.

Provisions are measured at the present value of the expenditure expected to be required to settle the obligation using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as "Financial expenses".

When a claim is secured by a judicial deposit, the Company offsets the provision with the judicial deposit amount in the consolidated balance sheet. However, the Company also has judicial deposits for claims for which the likelihood of loss is possible or remote and for which no provision is recognized. In such cases, these amounts are recognized as outstanding judicial deposits in the Company’s assets.

Critical accounting estimates – Provisions for legal claims

The Company is part of ongoing labor, civil, tax and environmental lawsuits which are pending at different court levels. The provisions for potentially unfavorable outcomes of litigation in progress are established and updated based on management evaluation, as supported by the positions of external legal counsel, and require a high level of judgment regarding the matters involved. Income taxes claims are discussed at the current and deferred income taxes section (Note 10).

Contingent liabilities

Legal claims that have a possible likelihood that an obligation will arise are disclosed in the Company’s financial statement. The Company does not recognize a liability because it is unlikely that an outflow of resources will be required or because the amount of the liability cannot be reliably calculated.

(a)   Breakdown of legal claims provisions

The provisions and the corresponding judicial deposits are as follows:

	2019			2018
	Judicial		Carrying	Judicial		Carrying
	deposits	Provisions	amount	deposits	Provisions	amount
Tax	(2,449)	10,197	7,748	(2,048)	14,116	12,068
Labor	(3,071)	16,850	13,779	(4,258)	16,446	12,188
Civil	(832)	1,893	1,061	(746)	2,117	1,371
Environmental	—	3,483	3,483	—	5,014	5,014
	(6,352)	32,423	26,071	(7,052)	37,693	30,641

The outstanding judicial deposits of the Company as of December 31, 2019 are USD 7,281 (2018: USD 9,230).

(b)     Changes in the year

	2019					2018
	Tax	Labor	Civil	Environmental	Total	Total
Balance at beginning of the year	12,068	12,188	1,371	5,014	30,641	57,881
Additions	4,218	6,016	404	1,374	12,012	21,902
Reversals	(1,311)	(4,546)	(383)	(2,593)	(8,833)	(46,993)
Interest accrual	522	1,454	91	(19)	2,048	2,499
Payments	(2,723)	(2,030)	(240)	(270)	(5,263)	—
Foreign exchange effect	1,489	(310)	(52)	(23)	1,104	(4,514)
Adoption of IFRIC 23 – Note 5(b)	(6,047)	—	—	—	(6,047)	—
Other	(468)	1,007	(130)	—	409	(134)
Balance at the end of the year	7,748	13,779	1,061	3,483	26,071	30,641

(c)    Summary of contingent liabilities

The Company is a party to other litigation involving a risk of possible loss, for which no provision has been recognized, as detailed below:

	2019	2018
Tax	196,031	137,170
Labor	39,918	39,079
Civil	21,549	20,130
Environmental	112,920	119,747
	370,418	316,126

(i)    Comments on contingent tax liabilities

The main contingent liabilities relating to tax lawsuits are discussed below.

Income tax over transfers of shares in Peru

Relates to assessments issued by the Peruvian internal revenue services, where the Company was jointly and severally liable for the payment of income tax by a foreign investor, in a supposed capital gain on transfer of shares. The estimated financial effect of this contingent liability is USD 97,020.

Compensation for exploration for mineral resources

Relates to assessments issued by the Brazilian National Department of Mineral Production for the alleged failure to pay or underpayment of financial compensation for the exploration of mineral resources (“CFEM”). The estimated financial effect of this contingent liability is USD 17,932.

Indirect taxes on sales

Relates to assessments issued by the Brazilian Internal Revenue Service concerning certain credits taken by the Company when calculating those indirect taxes on sales. The estimated financial effect of this contingent liability is USD 5,589.

Value-added tax on sales

Relates to assessments issued by the tax authorities of the State of Minas Gerais concerning the following:

•	Incidence of value-added tax on sales of certain energy contracts. The estimated financial effect of this contingent liability is USD 29,098.
•	The tax rate applied to interstate sales for manufactured goods with imported content. The estimated financial effect of this contingent liability is USD 4,055.
•	The Company was challenged by the tax authorities regarding certain credits to the purchases of property, plant and equipment. The estimated financial effect of this contingent liability is USD 7,830.

(ii)    Comments on contingent labor liabilities

Include several claims filed by former employees, third parties and labor unions, mostly claiming the payment of indemnities on dismissals, health hazard premiums and hazardous duty premiums, overtime and commuting hours, as well as indemnity claims by former employees and third parties based on alleged occupational illnesses and work accidents. The individual amount of the claims are not material.

(iii)    Comments on contingent civil liabilities

The main contingent civil liability is related to indemnity lawsuits against the Company alleging property damage, pain and suffering. The estimated financial effect of this contingent liability is USD 10,294.

(iv)    Comments on contingent environmental liabilities

The main contingent environmental liabilities were filed by fishermen communities against the Company for indemnification, compensation for material and moral damages due to alleged pollution of the São Francisco River near the Company's Três Marias operation in Brazil. The estimated financial effect of these contingent liabilities is USD 95,664.